Summary of Significant Accounting Policies	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Scienture Inc [Member]
Summary of Significant Accounting Policies

Note 2 Summary of Significant Accounting Policies

Use of Estimates

The preparation of the Company’s financial statements in conformity with U.S.GAAP requires the Company to make estimates and assumptions that affect the reported amounts of certain assets and liabilities; the reported amounts of revenues and expenses for the periods covered and certain amounts disclosed in the notes to the financial statements. These estimates are based on information available through the date of the issuance of the financial statements and actual results could differ from those estimates. To the extent there are material differences between the Company’s estimates and the actual results, the Company’s future consolidated results of operation may be affected. Areas requiring significant estimates and assumptions by the Company include, but are not limited to:

●	fair value of long-term convertible debt and warrants issued in connection with such debt;
●	accruals for estimated liabilities;
●	the valuation of stock-based compensation awards ; and
●	provisions for income taxes and related valuation allowances and tax uncertainties.

Unaudited Interim Financial Information

The unaudited condensed consolidated interim financial statements and related notes have been prepared in accordance with U.S. GAAP for interim financial information, within the rules and regulations of the United States Securities and Exchange Commission (the “SEC”). Certain information and disclosures normally included in the annual financial statements prepared in accordance with U.S. GAAP have been condensed or omitted pursuant to such rules and regulations. The unaudited interim financial statements have been prepared on a basis consistent with the audited financial statements and in the opinion of management, reflect all adjustments, consisting of only normal recurring adjustments, necessary for the fair presentation of the results for the interim periods presented and of the financial condition as of the date of the interim balance sheet. The financial data and the other information disclosed in these notes to the interim financial statements related to the six-month periods are unaudited. Unaudited interim results are not necessarily indicative of the results for the full fiscal year.

The accompanying unaudited interim condensed consolidated financial statements should be read in conjunction with the Company’s audited financial statements and the notes thereto for the year ended December 31, 2023.

Liquidity

The entity has just commenced operations and is expected to be funded by the stockholders for liquidity purposes. The liquidity position of the entity is also dependent on the fundings by the additional development partners.

Comprehensive Loss

Comprehensive loss includes net loss as well as other changes in stockholder’s equity that result from transactions and economic events other than those with stockholders. There was no difference between net loss and comprehensive loss presented in the financial statements for the six months ended June 30, 2024 and 2023.

Segment Reporting

The Company’s chief operating decision-maker is its Chief Executive Officer, who makes resource allocation decisions and assesses performance based on financial information presented on an aggregate basis. There are no segment managers who are held accountable by the chief operating decision-maker, or anyone else, for any planning, strategy and key decision-making regarding operations. Accordingly, the Company has a single reportable segment and operating segment structure.

Cash and Cash Equivalents

The Company considers all highly liquid investments with an original maturity of three months or less from the date of purchase to be cash equivalents. Cash equivalents consist of amounts invested in money market funds and are stated at fair value.

Accounts Receivable

Accounts receivable consist of milestone payments due from development partners as a consideration for the rights granted for the commercialization of the products to be developed. The Company reviews its accounts receivable and provides allowances of specific amounts if collectability is no longer reasonably assured based on historical experience and specific collection issues. The allowance for doubtful accounts was $0 as of June 30, 2024 and December 31, 2023, respectively.

Revenue Recognition

Revenue is recognized when control of the promised services is transferred to customers, at an amount that reflects the consideration to which the entity expects to be entitled in exchange for those services.

The Company adopted FASB ASU No. 2014-09, Revenue from Contracts with Customers and the related amendments, which are codified into ASC 606, which establishes a broad principle that requires entities to assess the products or services promised in contracts with customers at contract inception to determine the appropriate unit at which to record revenues, which is referred to as a performance obligation. Revenue is recognized when control of the promised products or services is transferred to customers, at an amount that reflects the consideration to which the entity expects to be entitled in exchange for those products or services.

To determine revenue recognition for arrangements that the Company determines are within the scope of ASC 606, the Company performs the following five steps: (i) identify the contract(s) with a customer; (ii) identify the performance obligation(s) in the contract; (iii) determine the transaction price; (iv) allocate the transaction price to the performance obligation(s) in the contract; and (v) recognize revenue when (or as) the entity satisfies a performance obligation. The Company only applies the five-step model to contracts when it is probable that the entity will collect the consideration it is entitled to in exchange for the goods or services it transfers to the customer. At contract inception, once the contract was determined to be within the scope of ASC 606, the Company assessed the goods or services promised within each contract and determined those that were performance obligations, and assessed whether each promised good or service was distinct. The Company then recognizes as revenue the amount of the transaction price that is allocated to the respective performance obligation when (or as) the performance obligation is satisfied.

A performance obligation is a promise in a contract to transfer a distinct good or service to the customer and is the unit of account in ASC 606. The Company recognizes revenue at the point of sale of service.

Exclusive License and Commercial Agreements

The Company entered into an exclusive license and commercial agreement with Kesin Pharma Corporation, a related party where the Company granted the exclusive license rights to commercialize SCN-102 in 2022 and SCN-104 in 2023 to Kesin (SCN-102 and SCN-104 are together referred to as “the Products”) for use in the United States of America. In consideration of the rights granted, the Company is in receipt of milestone payments and reimbursement of costs actually incurred related to the products. Revenue has been recognized when such development milestone events take place and the amounts are due to be received. The Company recognized $800,000 for the six months ended June 30, 2023, at the point when the development milestone events occurred.

In March 2024, the parties have terminated the agreement, and the parties agreed that, Scienture shall pay Kesin a total gross amount of $1,285,000 upon commercialization of product via a royalty arrangement.

This agreement also requires that if the full $1,285,00 has not been repaid within two years of the early of i) commercial launch or ii) 120 from FDA approval, then interest will accrue prospectively at a rate of 8% annually on unpaid balance. Accordingly, the Company recorded a $1,285,000 termination fee liability. As of the date of issue of financial statements, the entire amount is outstanding.

Fair Value of Financial Instruments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in an orderly transaction between market participants at the measurement date. A hierarchy has been established for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company’s assumptions of what market participants would use in pricing the asset or liability based on the best information available in the circumstances. The financial and nonfinancial assets and liabilities are classified based on the lowest level of input that is significant to the fair value measurement. The hierarchy is presented down into three levels based on the reliability of the inputs.

Level 1	Quoted prices are available in active markets for identical assets or liabilities.

Level 2	Observable inputs other than quoted prices in active markets for identical assets and liabilities, quoted prices for identical or similar assets or liabilities in inactive markets, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3	Unobservable pricing inputs that are generally less observable from objective sources, such as discounted cash flow models or valuations.

The carrying amounts of cash, accounts receivable, accounts payable, accrued liabilities and short-term convertible notes approximate their fair value because of the short-term nature of these instruments. The carrying amount of long-term convertible debt approximate the fair value because the debt is based on current rates at which the Company could borrow funds with similar maturities.

Concentration of Credit Risks and Major Customers

Financial instruments that potentially subject the Company to credit risk consist principally of cash and cash equivalents and receivables. The Company places its cash and cash equivalents with financial institutions. During the six months ended June 30, 2024, the Company had one development partner that accounted for the entire revenue recognized in the Statement of Comprehensive Loss.

Research & Development Expenses

Research and development costs are expensed in the period incurred in accordance with ASC 730. Research and development expenses consist of independent contractor costs , costs for outsourced analytical research and development activities, batch manufacturing cost and, advisory costs as a part of research, market research costs and other regulatory consulting costs.

Stock-Based Compensation

The Company’s stock-based compensation expense relates to stock options. Stock-based compensation expense for its stock-based awards is based on their grant date fair value. The Company estimates the fair value of stock option awards on the grant date using the Black-Scholes option-pricing model. The Black-Scholes model considers several variables and assumptions in estimating the fair value of stock-based awards. These variables include the per share fair value of the underlying common stock, exercise price, expected term, risk-free interest rate, expected annual dividend yield and the expected stock price volatility over the expected term. The Company has estimated volatility by reference to the historical volatilities of the Company and that of similar publicly traded peer companies. The risk-free interest rate is based on the yield available on U.S. Treasury zero-coupon issues similar in duration to the expected term of the equity-settled award.

Warrant Valuation

Stock warrant valuation models require the input of highly subjective assumptions. The fair value of stock-based payment awards is estimated using the Black-Scholes option model with a volatility figure derived from an average of historical stock prices for comparable entities. The Company accounts for the expected life based on the contractual life of the warrants. The risk-free interest rate is determined from the implied yields of U.S. Treasury zero-coupon bonds with a remaining life consistent with the expected term of the warrants.

Net Loss per share

Basic net loss per share is computed by dividing net loss by the weighted-average number of shares of common stock outstanding during the period, adjusted for outstanding shares that are subject to repurchase.

For the calculation of diluted net loss per share, basic net loss per share is adjusted by the effect of dilutive securities if any. Diluted net loss per share is computed by dividing net loss by the weighted-average number of shares of common stock outstanding and potential common stock outstanding, if dilutive. For periods in which the Company reports net losses, diluted net loss per share is the same as basic net loss per share because potentially dilutive shares of common stock are not assumed to have been issued if their effect is anti-dilutive.

Accounting Pronouncements Not Yet Adopted

In November 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2023-07, “Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures” (“ASU 2023-07”), which requires additional operating segment disclosures in annual and interim consolidated financial statements. ASU 2023-07 is effective for annual periods beginning after December 15, 2023 and for interim periods beginning after December 15, 2024 on a retrospective basis, with early adoption permitted. The Company is evaluating the effect of adopting ASU 2023-07.

In December 2023, the FASB issued Accounting Standards Update No. 2023-09, “Income Taxes (Topic 740): Improvements to Income Tax Disclosures” (“ASU 2023-09”), which requires disclosure of disaggregated income taxes paid, prescribes standard categories for the components of the effective tax rate reconciliation and modifies other income tax-related disclosures. ASU 2023-09 is effective for annual periods beginning after December 15, 2024 on a retrospective or prospective basis. The Company is evaluating the effect of adopting ASU 2023-09.

Note 2 Summary of Significant Accounting Policies

Use of Estimates

The preparation of the Company’s financial statements in conformity with U.S.GAAP requires the Company to make estimates and assumptions that affect the reported amounts of certain assets and liabilities; the reported amounts of revenues and expenses for the periods covered and certain amounts disclosed in the notes to the financial statements. These estimates are based on information available through the date of the issuance of the financial statements and actual results could differ from those estimates. To the extent there are material differences between the Company’s estimates and the actual results, the Company’s future consolidated results of operation may be affected. Areas requiring significant estimates and assumptions by the Company include, but are not limited to:

●	fair value of long-term convertible debt and warrants issued in connection with such debt;
●	accruals for estimated liabilities;
●	lease term
●	the valuation of stock-based compensation awards ; and
●	provisions for income taxes and related valuation allowances and tax uncertainties.

Liquidity

The entity has just commenced operations and is expected to be funded by the stockholders for liquidity purposes. The liquidity position of the entity is also dependent on the fundings by the additional development partners.

Comprehensive Loss

Comprehensive loss includes net loss as well as other changes in stockholder’s equity that result from transactions and economic events other than those with stockholders. There was no difference between net loss and comprehensive loss presented in the financial statements for the years ended December 31, 2023 and 2022.

Segment Reporting

The Company’s chief operating decision-maker is its Chief Executive Officer, who makes resource allocation decisions and assesses performance based on financial information presented on an aggregate basis. There are no segment managers who are held accountable by the chief operating decision-maker, or anyone else, for any planning, strategy and key decision-making regarding operations. Accordingly, the Company has a single reportable segment and operating segment structure.

Cash and Cash Equivalents

The Company considers all highly liquid investments with an original maturity of three months or less from the date of purchase to be cash equivalents. Cash equivalents consist of amounts invested in money market funds and are stated at fair value.

Accounts Receivable

Accounts receivable consist of milestone payments due from development partners as a consideration for the rights granted for the commercialization of the products to be developed. The Company reviews its accounts receivable and provides allowances of specific amounts if collectability is no longer reasonably assured based on historical experience and specific collection issues. The allowance for doubtful accounts was $0 as of December 31, 2023 and 2022, respectively.

(Refer – Note 14– Subsequent Events – Termination of Exclusive License and Commercial Agreement).

Revenue Recognition

Revenue is recognized when control of the promised services is transferred to customers, at an amount that reflects the consideration to which the entity expects to be entitled in exchange for those services.

The Company adopted FASB ASU No. 2014-09, Revenue from Contracts with Customers and the related amendments, which are codified into ASC 606, which establishes a broad principle that requires entities to assess the products or services promised in contracts with customers at contract inception to determine the appropriate unit at which to record revenues, which is referred to as a performance obligation. Revenue is recognized when control of the promised products or services is transferred to customers, at an amount that reflects the consideration to which the entity expects to be entitled in exchange for those products or services.

To determine revenue recognition for arrangements that the Company determines are within the scope of ASC 606, the Company performs the following five steps: (i) identify the contract(s) with a customer; (ii) identify the performance obligation(s) in the contract; (iii) determine the transaction price; (iv) allocate the transaction price to the performance obligation(s) in the contract; and (v) recognize revenue when (or as) the entity satisfies a performance obligation. The Company only applies the five-step model to contracts when it is probable that the entity will collect the consideration it is entitled to in exchange for the goods or services it transfers to the customer. At contract inception, once the contract was determined to be within the scope of ASC 606, the Company assessed the goods or services promised within each contract and determined those that were performance obligations, and assessed whether each promised good or service was distinct. The Company then recognizes as revenue the amount of the transaction price that is allocated to the respective performance obligation when (or as) the performance obligation is satisfied.

A performance obligation is a promise in a contract to transfer a distinct good or service to the customer and is the unit of account in ASC 606. The Company recognizes revenue at the point of sale of service.

Exclusive License and Commercial Agreements

The Company entered into an exclusive license and commercial agreement with Kesin Pharma Corporation, a related party where the Company granted the exclusive license rights to commercialize SCN-102 in 2022 and SCN-104 in 2023 to Kesin (SCN-102 and SCN-104 are together referred to as “the Products”) for use in the United States of America. In consideration of the rights granted, the Company is in receipt of milestone payments and reimbursement of costs actually incurred related to the products. Revenue has been recognized when such development milestone events take place and the amounts are due to be received. The Company recognized $800,000 and $300,000, respectively, during the years ended December 31, 2023 and 2022 at the point when the development milestone events occurred. (Refer – Note 14– Subsequent Events – Termination of Exclusive License and Commercial Agreement).

Fair Value of Financial Instruments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in an orderly transaction between market participants at the measurement date. A hierarchy has been established for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company’s assumptions of what market participants would use in pricing the asset or liability based on the best information available in the circumstances. The financial and nonfinancial assets and liabilities are classified based on the lowest level of input that is significant to the fair value measurement. The hierarchy is presented down into three levels based on the reliability of the inputs.

Level 1	Quoted prices are available in active markets for identical assets or liabilities.

Level 2	Observable inputs other than quoted prices in active markets for identical assets and liabilities, quoted prices for identical or similar assets or liabilities in inactive markets, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3	Unobservable pricing inputs that are generally less observable from objective sources, such as discounted cash flow models or valuations.

The carrying amounts of cash, accounts receivable, accounts payable, accrued liabilities and short-term convertible notes approximate their fair value because of the short-term nature of these instruments. The carrying amount of long-term convertible debt approximate the fair value because the debt is based on current rates at which the Company could borrow funds with similar maturities.

Concentration of Credit Risks and Major Customers

Financial instruments that potentially subject the Company to credit risk consist principally of cash and cash equivalents and receivables. The Company places its cash and cash equivalents with financial institutions. During the years ended December 31, 2023, and 2022, the company had one development partner that accounted for the entire revenue recognized in the Statement of Comprehensive Loss.

Research & Development Expenses

Research and development costs are expensed in the period incurred in accordance with ASC 730. Research and development expenses consist of independent contractor costs , costs for outsourced analytical research and development activities, batch manufacturing cost and, advisory costs as a part of research, market research costs and other regulatory consulting costs.

Stock-Based Compensation

The Company’s stock-based compensation expense relates to stock options. Stock-based compensation expense for its stock-based awards is based on their grant date fair value. The fair values of stock-based compensations are recognized as compensation expense on a straight-line basis over the requisite service period in which the awards are expected to vest. The Company estimates the fair value of stock option awards on the grant date using the Black-Scholes option-pricing model. The Black-Scholes model considers several variables and assumptions in estimating the fair value of stock-based awards. These variables include the per share fair value of the underlying common stock, exercise price, expected term, risk-free interest rate, expected annual dividend yield and the expected stock price volatility over the expected term. The Company has estimated volatility by reference to the historical volatilities of the Company and that of similar publicly traded peer companies. The risk-free interest rate is based on the yield available on U.S. Treasury zero-coupon issues similar in duration to the expected term of the equity-settled award.

Warrant Valuation

Stock warrant valuation models require the input of highly subjective assumptions. The fair value of stock-based payment awards is estimated using the Black-Scholes option model with a volatility figure derived from an average of historical stock prices for comparable entities. The Company accounts for the expected life based on the contractual life of the warrants. The risk-free interest rate is determined from the implied yields of U.S. Treasury zero-coupon bonds with a remaining life consistent with the expected term of the warrants.

Income Taxes

State Income Tax:

The Company is incorporated in Delaware and headquartered in New York where the state tax is 8.70% and 7.25% respectively. However, due to losses for the years ended December 31, 2023 and 2022, no provision on state income tax has been recognized.

Federal Income Tax:

The Company is a C Corporation for tax purposes, filing Form 1120 annually. Profits are not being passed through to owners. The company records income taxes pursuant to the liability method. The Company has a loss before tax of ($2,240,989) and ($3,708,378) for years ended December 31, 2023 and 2022 respectively. Therefore, no provision for federal income tax has been recognized.

Deferred Tax Assets and Liabilities

Deferred tax assets and liabilities are determined based on the differences between the financial statement and the tax basis of assets and liabilities. Realization of the future tax benefits related to the net deferred tax assets is dependent on many factors including the Company’s ability to generate taxable income. Management believes that, at a minimum, it is more likely than not that future taxable income may not be sufficient to realize the recorded assets.

The Company has recorded a deferred tax asset related to its net operating loss carryforwards, timing difference between written down value of assets, and unutilized R&D credit, which are expected to reduce future taxable income. The company has assessed the likelihood of realizing the deferred tax assets and determined that it is more likely than not that a portion of the assets may not be realized. Therefore, a valuation allowance has been created to account for 100% of the deferred tax assets to its expected realizable value.

The impact of the deferred tax assets and related valuation allowance on the Company’s financial statements is as follows:

	Year Ended December 31,
	2023	2022
Deferred Tax Assets
Net operating loss carryforwards	$3,173,840	$2,491,667
Research and development tax credits	6,635	2,705
Property and equipment and operating lease liability	49,220	53,960
Valuation allowance	(3,229,695)	(2,548,331)
Net deferred tax assets	$-	$-

Net Loss per share

Basic net loss per share is computed by dividing net loss by the weighted-average number of shares of common stock outstanding during the period, adjusted for outstanding shares that are subject to repurchase.

For the calculation of diluted net loss per share, basic net loss per share is adjusted by the effect of dilutive securities if any. Diluted net loss per share is computed by dividing net loss by the weighted-average number of shares of common stock outstanding and potential common stock outstanding, if dilutive. For periods in which the Company reports net losses, diluted net loss per share is the same as basic net loss per share because potentially dilutive shares of common stock are not assumed to have been issued if their effect is anti-dilutive.

Recent Accounting Pronouncements

Accounting Pronouncements Recently Adopted

The Company has implemented all new relevant accounting pronouncements that are in effect through the date of these financial statements. The pronouncements did not have any material impact on the financial statements unless otherwise disclosed, and the Company does not believe that there are any other new accounting pronouncements that have been issued that might have a material impact on its financial position or results of operations.

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments—Credit Losses (ASC 326), which provides guidance on measurement of credit losses on financial instruments. This ASU adds a current expected credit loss impairment model to U.S.GAAP that is based on expected losses rather than incurred losses whereby a broader range of reasonable and supportable information is required to be utilized in order to derive credit loss estimates. The effective date of the new guidance as amended by ASU No. 2019-10 is fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. The Company adopted ASU 2016-13 effective January 1, 2023 the company determined that the update applied to trade receivables, but that there no material impact to the financial statements from the adoption of ASU 2016-13.

In February 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2016-2, Leases, to provide guidance for the accounting for leasing transactions. The standard requires the lessee to recognize a lease liability along with a right-of-use asset for all leases with a term longer than one year. A lessee is permitted to make an accounting policy election by class of underlying asset to not recognize the lease liability and related right-of-use asset for leases with a term of one year or less. The provisions of this standard also apply to situations where the Company is the lessor. In March 2019, the FASB issued ASU 2019-01, “Lease (842): Codification improvements.” This updated clarified that entities were exempt from disclosing the effect of the change on income from continuing operations, net income, and related per-share amounts, if applicable, for interim periods after the adoption of Accounting Standards Codification (“ASC”) 842.

The standard was initially effective for annual and interim reporting periods beginning after December 15, 2019. However, in November 2019, the FASB issued ASU 2019-10, “Financial Instruments Credit Losses (Topic 326), Derivatives and Hedging (Topic 815), and Leases (Topic 842): Effective Dates”, which deferred the effective date of ASU 2016-02 by an additional year. At its April 8, 2020, meeting, the FASB voted to defer the effective date for ASC 842 another year. As such, the Company is required to adopt the new leases standard for fiscal years beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022. The Company adopted this new guidance effective January 1, 2022.

Accounting Pronouncements Not Yet Adopted

In November 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2023-07, “Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures” (“ASU 2023-07”), which requires additional operating segment disclosures in annual and interim consolidated financial statements. ASU 2023-07 is effective for annual periods beginning after December 15, 2023 and for interim periods beginning after December 15, 2024 on a retrospective basis, with early adoption permitted. The Company is evaluating the effect of adopting ASU 2023-07.

In December 2023, the FASB issued Accounting Standards Update No. 2023-09, “Income Taxes (Topic 740): Improvements to Income Tax Disclosures” (“ASU 2023-09”), which requires disclosure of disaggregated income taxes paid, prescribes standard categories for the components of the effective tax rate reconciliation and modifies other income tax-related disclosures. ASU 2023-09 is effective for annual periods beginning after December 15, 2024 on a retrospective or prospective basis. The Company is evaluating the effect of adopting ASU 2023-09.